Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and diluted net loss per share
18.	Basic and diluted net loss per share

(a)	Basic and diluted net loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of the losses per share for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the years ended December 31,
	2016	2017	2018
Numerator:
Net loss	(89,169)	(242,760)	(488,066)
Accretion on Series A convertible redeemable preferred shares redemption value	(3,601)	(3,105)	(1,978)
Accretion on Series B convertible redeemable preferred shares redemption value	(11,548)	(12,565)	(10,140)
Accretion on Series C convertible redeemable preferred shares redemption value	—	(11,147)	(15,899)

Net loss attributable to ordinary shareholders-Basic and diluted	(104,318)	(269,577)	(516,083)

Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding (Note)
Basic and diluted	19,770,990	19,834,535	26,921,735
Basic and diluted loss per share	(5.28)	(13.59)	(19.17)

Note: Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to the Preferred Shares.

For the years ended December 31, 2016 and 2017, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect as a result of the Group’s net loss. The effects of all outstanding share options have also been excluded from the computation of diluted loss per share for the years ended December 31, 2016, 2017 and 2018 due to their anti-dilutive effect.

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	For the year ended December 31,
	2016	2017	2018
Preferred shares—weighted average	17,072,316	19,967,318	16,729,811
Share options—weighted average	1,160,121	1,678,007	2,263,775